PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
11.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Dredgers	$71,921,019	$54,235,409
Machinery	40,817	38,924
Office equipment	7,870	7,504
	71,969,706	54,281,837
Less: Accumulated depreciation	(20,838,655)	(13,677,053)
	$51,131,051	$40,604,784

Total depreciation expenses of the Group for the years ended December 31, 2011, 2010 and 2009 were $7,161,602, $5,038,074 and $4,952,236, respectively, of which $7,160,142, $5,037,318 and $4,951,518, respectively, was included in cost of revenue.

As of December 31, 2011, the Group owned four dredgers. As of December 31, 2011 and 2010, the total net book value of the dredgers was $51,100,311 and $40,567,273, respectively.